BUSINESS COMBINATIONS	9 Months Ended
Sep. 30, 2020
Business Combinations [Abstract]
BUSINESS COMBINATIONS

NOTE 15 — BUSINESS COMBINATIONS

The following table summarizes the net assets acquired from the acquisitions in 2020 (amounts in millions):

	Flagler	Liftech	Peak	Hilo	Martin	Total
Cash	$0.4	$—	$3.0	$2.1	$—	$5.5
Accounts receivable	15.1	4.4	4.6	5.5	1.0	30.6
Inventory	37.5	9.6	0.4	4.7	13.2	65.4
Prepaid and other assets	0.5	1.0	0.2	0.2	—	1.9
Property, plant, and equipment	50.7	5.9	0.2	9.2	0.1	66.1
Intangible assets	14.0	0.7	4.6	3.1	—	22.4
Goodwill	6.0	2.0	1.9	2.1	2.2	14.2

Total Assets	$124.2	$23.6	$14.9	$26.9	$16.5	$206.1

Floor plan payable	(29.0)	(3.5)	—	(4.4)	—	(36.9)
Accounts payable	(14.0)	(1.6)	(1.5)	(2.8)	(0.2)	(20.1)
Accrued expenses	(4.1)	—	(0.1)	(0.3)	(0.1)	(4.6)
Other current liabilities	—	(0.1)	(3.9)	(0.4)	—	(4.4)
Other liabilities	(1.3)	—	—	—	—	(1.3)

Total Liabilities	$(48.4)	$(5.2)	$(5.5)	$(7.9)	$(0.3)	$(67.3)

Net Assets Acquired	$75.8	$18.4	$9.4	$19.0	$16.2	$138.8

Assets acquired net of cash	$75.4	$18.4	$6.4	$16.9	$16.2	$133.3

Flagler

On February 14, 2020, in connection with the reverse recapitalization, the Company consummated its acquisition of Flagler for a total purchase price of $75.8 million, which was paid out of funds from the closing of the reverse recapitalization.

The acquisition has been accounted for as a purchase business combination. Under the purchase method of accounting, the assets acquired, and liabilities assumed have been recorded at the acquisition date at their respective fair values in our consolidated financial statements and may be subject to adjustment pending completion of final valuation.

The fair value of accounts receivable was determined based on the acquisition date net book value and an evaluation of amounts deemed recoverable through subsequent collection. The fair value of inventory and property, plant, and equipment were estimated to approximate their respective acquisition date net book values.

The Company expects the goodwill recognized to be 100% deductible for income tax purposes. Costs and expenses related to the acquisition have been expensed as incurred in operating expenses.

It should be further noted that, upon the acquisition’s close, the Company established additional floorplan borrowings for new equipment on its Floor Plan Facility with its first lien lender in the amount of $1.2 million, for a total enterprise value of $74.2 million net of cash acquired.

Liftech

On February 14, 2020, in connection with the reverse recapitalization, the Company consummated its acquisition of Liftech for a total purchase price of $18.4 million, which was paid out of funds from the closing of the reverse recapitalization.

The acquisition has been accounted for as a purchase business combination. Under the purchase method of accounting, the assets acquired, and liabilities assumed have been recorded at the acquisition date at their respective fair values in our consolidated financial statements and may be subject to adjustment pending completion of final valuation.

The fair value of accounts receivable was determined based on the acquisition date net book value and an evaluation of amounts deemed recoverable through subsequent collection. The fair value of inventory and property, plant, and equipment were estimated to approximate their respective acquisition date net book values.

The Company expects the goodwill recognized to be 100% deductible for income tax purposes. Costs and expenses related to the acquisition have been expensed as incurred in operating expenses.

It should be further noted that, upon the acquisition’s close, the Company established additional floorplan borrowings for new equipment on its Floor Plan Facility with its first lien lender in the amount of $2.5 million, for a total enterprise value of $15.9 million.

PeakLogix

On June 12, 2020, the Company acquired all the assets of PeakLogix for a total purchase cash consideration of $5.7 million, which was paid out of available funds. Additional consideration includes $1.0 million in an unsecured one-year promissory note at 6% and earn-out payment of a minimum $2.0 million up to a $3.7 million to be paid out to former owners based on meeting certain financial targets through-out 5-year earn-out period, collectively resulting in an estimated enterprise value of $6.4 million net of cash acquired. In connection with the purchase, PeakLogix LLC was created.

See Note 10, Long-Term Debt and Note 14, Fair Value Instruments for further information.

The acquisition has been accounted for as a purchase business combination. Under the purchase method of accounting, the assets acquired, and liabilities assumed have been recorded at the acquisition date at their respective fair values in our consolidated financial statements and may be subject to adjustment pending completion of final valuation.

The fair value of accounts receivable was determined based on the acquisition date net book value and an evaluation of amounts deemed recoverable through subsequent collection. The fair value of property, plant, and equipment were estimated to approximate their respective acquisition date net book values. The Company expects the goodwill recognized to be 100% deductible for income tax purposes. Costs and expenses related to the acquisition have been expensed as incurred in operating expenses.

The following table summarizes the components of the purchase price at June 12, 2020:

Cash consideration paid*	$5.7
Promissory Note	1.0
Present value of non-contingent earn-out liability	1.7
Earn-out liability	1.0

Total purchase price	$9.4

*	Includes $3.0 million cash acquired as part of the Business Combination

Hilo

On July 1, 2020, the Company acquired all the assets of Hilo for a total purchase cash consideration of $18.2 million which was paid out of available funds, and potential earn out payments of an additional $1.0 million.

The acquisition has been accounted for as a purchase business combination. Under the purchase method of accounting, the assets acquired, and liabilities assumed have been recorded at the acquisition date at their respective fair values in our consolidated financial statements and may be subject to adjustment pending completion of final valuation.

The fair value of accounts receivable was determined based on the acquisition date net book value and an evaluation of amounts deemed recoverable through subsequent collection. The fair value of inventory and property, plant, and equipment were estimated to approximate their respective acquisition date net book values. The Company expects the goodwill recognized to be 100% deductible for income tax purposes. Costs and expenses related to the acquisition have been expensed as incurred in operating expenses.

It should be further noted that, upon the close of the acquisition, total enterprise value was $16.9 million net of cash acquired.

The following table summarizes the component of the purchase price at July 1, 2020:

Cash consideration paid*	$18.2
Earn-out liability	0.8

Total purchase price	$19.0

*	Includes $2.1 million cash acquired as part of the Business Combination

Martin Implement Sales, Inc. (“Martin”)

On September 1, 2020, the Company acquired all the assets of Martin for a total purchase price of $16.2 million, which included floorplan eligible new equipment inventories that was paid out of available funds.

The estimated fair values of assets acquired, and liabilities assumed are provisional and are based on the information that was available as of the balance sheet date. The Company expects to finalize the valuation and complete the purchase price allocation as soon as practical but no later than one year from the acquisition date. The Company expects the goodwill recognized to be 100% deductible for income tax purposes. Costs and expenses related to the acquisition have been expensed as incurred in operating expenses.

It should be further noted that, upon the close of the acquisition, the Company established additional floorplan borrowings for new equipment on its Floor Plan Facility with its first lien lender in the amount of $2.1 million, for a total enterprise value of $14.1 million.

Northland Industrial Truck Co., Inc. (“NITCO”)

The following table summarizes the net assets acquired from the acquisition in 2019 (amounts in millions):

NITCO
Accounts receivable	$13.9
Other current & non-current assets	0.5
Inventory	35.7
Guaranteed purchase obligation asset	9.7
Property, plant, and equipment	18.8
Identifiable intangible assets	3.3
Goodwill	1.0

Total Assets	$82.9

Accounts payable	(5.2)
Guaranteed purchase obligation liability	(9.7)
Capital lease obligations	(1.3)
Other liabilities	(1.1)

Total Liabilities	$(17.3)

Net Assets Acquired	$65.6

On May 1, 2019, the Company purchased the assets of NITCO, for a total purchase price of $65.6 million. In connection with the purchase, NITCO, LLC was created.

The goodwill of $1.0 million arising from the acquisition consists largely of an assembled workforce and is expected to be deductible for income tax purposes. The total balance of goodwill was allocated to the Industrial Equipment segment.

The acquisition has been accounted for as a purchase business combination. Under the purchase method of accounting, the assets and liabilities assumed are recorded at the date of acquisition at their respective fair values.

The fair value of accounts receivable was determined based on the acquisition date net book value and an evaluation of amounts deemed recoverable through subsequent collection. The fair value of inventory and property, plant, and equipment were estimated to approximate their respective acquisition date net book values.

It should be further noted that, upon the close of the acquisition, the Company established additional floorplan borrowings for new equipment on its Floor Plan Facility with its first lien lender, and OEMs, in the amount of $23.5 million, for a total enterprise value of $42.1 million.

Pro forma financial information — 2020

The Company completed the Flagler acquisition on February 14, 2020. Therefore, operating results of Flagler are included in the Company’s Consolidated Statement of Operations from February 14, 2020. Pursuant to ASC 805, pro forma disclosures should be reported whenever the year or interim period of the acquisition is presented. The pro forma information below gives effect to the Flagler acquisition as if the acquisition occurred on January 1, 2020.

	9 Months ended September 30, 2020
	1/1-9/30	1/1-2/14
	The Company	Flagler	Total
Total revenues	$593.2	$25.8	$619.0
Net loss	$(20.8)	$(0.1)	$(20.9)

Pro forma financial information — 2019

The Company completed the NITCO acquisition on May 1, 2019. Therefore, operating results of NITCO are included in the Company’s Consolidated Statement of Operations from May 1, 2019. Pursuant to ASC 805, pro forma disclosures should be reported whenever the year or interim period of the acquisition is presented. Since the NITCO acquisition was completed in the period ended December 31, 2019, the pro forma information below gives effect to the NITCO acquisition as if the acquisition occurred on January 1, 2019.

The Company, for this presentation, prorated NITCO pro forma financial information presented in our Registration Statement on Form S-1, filed with the SEC on March 25, 2020.

	9 Months ended September 30, 2019				3 Months ended September 30, 2019
	1/1-9/30	1/1-4/30	1/1-9/30		6/30-9/30	6/30-9/30
	The Company	NITCO	Flagler	Total	The Company	Flagler	Total
Total revenues	$388.0	$45.2	$139.8	$573.0	$149.8	$48.4	$198.2
Net (loss) income	$(29.6)	$1.0	$0.8	$(27.8)	$(27.4)	$2.2	$(25.2)

The financial effect of the other acquisitions, individually and in the aggregate, was not material to the consolidated financial statements. As such, pro forma results of operations including other acquisitions have not been presented.